UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	08/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
August 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)	Value ($)
New York--93.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	1,996,140
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/32	8,325,000	7,174,984
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	100,000	100,453
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	20,000,000 a,b	21,375,900
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/12	1,800,000	1,922,454
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	12/1/14	2,820,000	2,963,341
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000	1,211,143
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,055,253
Cattaraugus County Industrial
Development Agency, Civic

Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,112,919
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,153,968
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,209,896
Erie County,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/18	2,000,000	2,046,280
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,849,180
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	5,967,600
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	4,010,452
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000	7,728,560
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,422,300
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	18,421,920
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000	24,371,245
Long Island Power Authority,
Electric System General

Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/25	10,000,000	10,246,600
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.50	11/15/30	10,325,000	10,975,372
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	10,000,000	10,275,000
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/24	10,000,000	10,340,500
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000	3,578,044
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	17,300,000	17,578,184
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/35	10,000,000	9,941,400
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	10,000,000	10,038,900
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.63	6/1/10	500,000 c	527,540
Nassau County,
General Improvement GO
(Insured; FSA) (Prerefunded)	5.75	3/1/10	4,955,000 c	5,084,375
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	11,687,032
New York City,
GO	5.80	8/1/11	190,000	190,730
New York City,
GO	5.25	10/15/19	5,000,000	5,307,500

New York City,
GO	5.00	11/1/19	9,000,000	9,574,830
New York City,
GO	5.00	4/1/20	3,500,000	3,720,255
New York City,
GO	5.00	8/1/20	2,000,000	2,131,160
New York City,
GO	5.25	10/15/22	2,000,000	2,094,040
New York City,
GO	5.50	6/1/23	125,000	130,972
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	3,430,000	3,732,732
New York City,
GO (Insured; AMBAC)
(Prerefunded)	5.75	8/1/12	1,570,000 c	1,783,096
New York City,
GO (Insured; FSA)	5.25	10/15/19	1,450,000	1,539,175
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	11,000,000	11,956,780
New York City,
GO (Prerefunded)	5.50	6/1/13	875,000 c	1,006,460
New York City Health and Hospital
Corporation, Health System
Revenue	5.25	2/15/17	1,550,000	1,559,331
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/12	1,460,000	1,613,212
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.25	7/1/15	1,640,000	1,866,090
New York City Industrial
Development Agency, Civic

Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,000,000	1,039,490
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	3,396,596
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	5,850,000	5,289,570
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	10,068,866
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,273,275
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	11,000,000	9,732,030
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	2,043,760
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,830,000	2,850,800
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	24,225,900

New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	4.50	6/15/38	6,130,000	5,825,952
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	10,058,700
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	10,502,900
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	11,830,597
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,733,529
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	19,982,490
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	10,392,300
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	10,278,600
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 d	8,659,800
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,662,200
New York City Transitional Finance
Authority, Future Tax Secured

Subordinate Revenue	5.00	11/1/22	14,890,000	16,220,868
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	5,000,000	5,214,850
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,588,952
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	314,135
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds
(Prerefunded)	6.50	6/1/10	675,000 c	712,928
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,021,330
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/16	2,000,000	2,066,260
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	4,114,028
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester
Issue)	5.00	8/1/10	5,570,000	5,646,476
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/37	11,000,000	11,112,860
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing

Corporation) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	3,755,000	4,059,418
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/20	4,490,000	4,900,790
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	39,439,435
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	10,387,500
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)
(Prerefunded)	5.50	7/1/11	10,000,000 c	10,860,300
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	2,035,000	2,211,394
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,
Inc.) (Insured; FHA)	6.10	2/1/37	8,300,000	8,308,881
New York State Dormitory
Authority, Revenue (4201
Schools Program) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/10	1,670,000	1,693,213
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Banks)	5.00	7/1/15	2,000,000	2,023,140

New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	16,870,050
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	5,000,000	5,572,650
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	11,054,500
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	11,205,023
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,510,639
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,705,475
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000	3,511,020
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	0.00	7/1/28	18,335,000 e	8,018,629
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000	32,321
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000	6,756,723
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance

Guarantee Corp.)	5.00	2/15/21	10,150,000	10,610,506
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Prerefunded)	5.25	2/15/14	2,305,000 c	2,598,980
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,075,147
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/11	375,000	375,656
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/13	1,000,000	1,001,350
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	7,925,000	7,925,872
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	6,305,000	6,305,694
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000	5,172,840
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,447,564
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,450,145
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,813,522

New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	1,961,148
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,275,783
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	9,516,700
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,373,742
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/13	2,625,000	2,770,661
New York State Dormitory
Authority, Revenue (North
Shore-Long Island Jewish
Obligated Group)	5.50	5/1/37	2,500,000 f	2,475,250
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,193,489
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,095,650
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	6,087,225
New York State Dormitory
Authority, Revenue (Park Ridge
Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	2,969,243
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)

(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,099,830
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,984,620
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.25	7/1/29	11,000,000	12,148,950
New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital) (Insured;
AMBAC)	5.25	8/1/15	2,135,000	2,282,016
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	10/1/22	31,000,000	32,041,910
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/10	635,000	664,483
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	20,000,000	21,510,400
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,140,000	1,255,984
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	5,000,000	5,879,800
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/13	2,500,000	2,687,950
New York State Dormitory
Authority, Revenue (State
University Educational

Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	11,010,000	11,779,489
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	10,125,000	10,947,555
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	6,825,000	7,539,305
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	2,500,000	2,623,375
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000	5,464,900
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000	16,667,840
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,125,020
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000	868,960
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/24	7,500,000	8,114,550
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	20,000,000	20,658,200
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Prerefunded)	5.00	3/15/13	4,600,000 c	5,196,666
New York State Dormitory

Authority, State Personal
Income Tax Revenue (Education)
(Prerefunded)	5.05	3/15/13	500,000 c	565,720
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Prerefunded)	5.38	3/15/13	5,000,000 c	5,713,300
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/22	10,000,000	11,273,000
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,099,180
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	989,150
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments) (Insured;
SONYMA)	4.40	2/15/11	1,450,000	1,456,380
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,493,760
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,550,654
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000	10,239,100
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/15/20	1,270,000	1,367,536

New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	2,920,000	2,925,519
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	3,945,000	3,949,892
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	3,875,000	3,874,651
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	8,525,000	8,532,587
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	8,250,000	8,359,148
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,282,150
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)
(Prerefunded)	5.75	4/1/10	2,000,000 c	2,083,140
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,903,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	14,035,000	14,709,101
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,502,500
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	13,813,484
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,895,846
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.25	1/1/20	10,000,000	11,163,100
New York State Urban Development

Corporation, Service Contract
Revenue (Insured; FSA)	5.00	1/1/26	6,425,000	6,750,619
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	20,000,000	23,399,400
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	2,500,000	2,362,350
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,290,950
Niagara Falls City School
District, COP (High School
Facility) (Insured; National
Public Finance Guarantee Corp.)	5.63	6/15/13	2,045,000	2,369,194
Orange County Industrial
Development Agency, Life Care
Community Revenue (The Glen
Arden, Inc. Project)	5.70	1/1/28	4,600,000	3,374,146
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,185,350
Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	10,298,200
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,586,700
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series)	5.00	11/1/28	8,000,000	8,021,760
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; National Public

Finance Guarantee Corp.)	6.25	12/1/13	6,000,000	6,346,860
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/14	10,000,000	10,443,400
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	15,055,000	15,263,361
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	11,000,000	11,416,680
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/15/18	20,000,000	22,644,800
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000	10,569,600
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/12	1,455,000	1,482,616
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/13	1,000,000	1,014,570
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P. Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,756,149
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000	10,798,580
Tobacco Settlement Financing

Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/20	10,755,000	11,405,893
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	14,360,000	15,159,134
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	5,000,000	5,451,350
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	10,222,900
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000 c	8,956,650
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000 c	12,963,568
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000	1,678,620
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	8,900,000	9,133,091
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.13	1/1/14	3,000,000 c	3,433,500
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	12,027,891
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	1,625,000	1,446,559
U.S. Related--5.4%
Guam Waterworks Authority,

Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	946,220
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.50	7/1/10	10,100,000	10,377,649
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000	3,218,880
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000 e	7,392,266
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,477,505
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	10,000,000	9,647,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Prerefunded)	5.50	10/1/10	5,000,000 c	5,322,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	3,000,000	3,226,920
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	15,500,000	16,193,935
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000	8,842,800
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000	1,020,940
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000	4,256,691
Total Long-Term Municipal Investments
(cost $1,346,486,207)				1,372,511,556
Short-Term Municipal	Coupon	Maturity	Principal

Investments--.7%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.27	9/1/09	5,300,000 g	5,300,000
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.45	9/1/09	3,395,000 g	3,395,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.35	9/1/09	200,000 g	200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.45	9/1/09	900,000 g	900,000
Total Short-Term Municipal Investments
(cost $9,795,000)				9,795,000
Total Investments (cost $1,356,281,207)			99.1%	1,382,306,556
Cash and Receivables (Net)			.9%	12,284,193
Net Assets			100.0%	1,394,590,749

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, this security amounted to $21,375,900 or 1.5% of net assets.
b	Collateral for floating rate borrowings.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Purchased on a delayed delivery basis.
g	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
h	At August 31, 2009, 25.3% of the fund's net assets are insured by National Public Finance Guarantee Corp.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,356,281,207. Net unrealized appreciation on investments was $26,025,349 of which $51,063,017 related to appreciated investment securities and $25,037,668 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:	-	-	-	-
Municipal Bonds	-	1,382,306,556	-	1,382,306,556
Other Financial Instruments+	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds.

One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

            (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)